Goodwill and Intangible Assets - Schedule of Estimated Future Amortization Expense Related to Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 3,866
2020	3,866
2021	4,920
2022	4,920
2023	4,915
Thereafter	43,796
Intangibles, net	$ 66,283	$ 71,013